Restatement of previously issued financial statements (unaudited) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Profit Share liability	$ 2,555,133	$ 2,305,308	$ 2,328,845
Secured note payable	271,686	271,686	271,686
Unsecured convertible notes and warrants	10,874,645	9,894,284	7,911,898
Total liabilities	17,805,331	20,579,897	18,146,889
Stockholders' deficit
Additional paid-in capital	56,234,920	50,202,478	48,708,085
Accumulated deficit	(65,631,723)	(63,484,106)	(57,658,484)
Total liabilities and stockholders' deficit	$ 8,497,774	$ 7,376,365	$ 9,273,238
As restated [Member]
Profit Share liability				$ 2,210,230	$ 2,097,655	$ 1,991,940
Secured note payable					271,686
Unsecured convertible notes and warrants				7,413,593	6,915,288	6,422,400
Total liabilities				17,048,634	16,571,960	14,811,797
Stockholders' deficit
Additional paid-in capital				48,294,413	48,158,130	46,198,194
Accumulated deficit				(56,170,208)	(55,366,550)	(52,619,977)
Total liabilities and stockholders' deficit				9,249,586	9,440,250	8,466,260
Total stockholders' deficit				(7,799,048)	(7,131,710)	(6,345,537)
Adjustment [Member]
Profit Share liability				2,210,230	2,097,655	1,991,940
Secured note payable					0
Unsecured convertible notes and warrants				(2,339,289)	(2,179,831)	(1,981,568)
Total liabilities				(129,059)	(82,176)	10,372
Stockholders' deficit
Additional paid-in capital				3,412,204	3,412,204	3,412,204
Accumulated deficit				(3,283,145)	(3,330,028)	(3,422,576)
Total liabilities and stockholders' deficit				0	0	0
Total stockholders' deficit				129,059	82,176	(10,372)
As previously reported [Member]
Profit Share liability				0	0	0
Secured note payable					271,686
Unsecured convertible notes and warrants				9,752,882	9,095,119	8,403,968
Total liabilities				17,177,693	16,654,136	14,801,425
Stockholders' deficit
Additional paid-in capital				44,882,209	44,745,926	42,785,990
Accumulated deficit				(52,887,063)	(52,036,522)	(49,197,401)
Total liabilities and stockholders' deficit				9,249,586	9,440,250	8,466,260
Total stockholders' deficit				$ (7,928,107)	$ (7,213,886)	$ (6,335,165)